GOODWILL AND INTANGIBLE ASSETS, NET - Additional Information (Detail) € in Thousands								1 Months Ended		12 Months Ended
	Jun. 28, 2023 USD ($)	Jun. 28, 2023 EUR (€)	Dec. 16, 2022 USD ($) ElectronicGamingMachines Table	Dec. 16, 2022 MOP (MOP$) ElectronicGamingMachines Table	Nov. 30, 2020 USD ($)	Jun. 26, 2017 USD ($) Casino	Jun. 26, 2017 EUR (€) Casino	Jun. 30, 2022 USD ($)	Jun. 30, 2022 MOP (MOP$)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 MOP (MOP$)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Jun. 28, 2023 EUR (€)	Jan. 01, 2023 USD ($)	Jan. 01, 2023 MOP (MOP$)	Dec. 30, 2022 m²
Goodwill And Intangible Assets [Line Items]
Amortization of finite lived intangible assets										$ 37,216,000		$ 44,128,000	$ 68,831,000
Extension premium paid for subconcession contract								$ 5,815,000	MOP$ 47,000,000
Gaming table reserved exclusively for certain kind of games or to certain players [Member]
Goodwill And Intangible Assets [Line Items]
Variable annual premium per unit			$ 37,000	MOP$ 300,000
Gaming table not reserved exclusively for certain kind of games or to certain players [Member]
Goodwill And Intangible Assets [Line Items]
Variable annual premium per unit			19,000	150,000
Electrical or mechanical gaming machine [Member]
Goodwill And Intangible Assets [Line Items]
Variable annual premium per unit			100	1,000
Four To Ten Years [Member]
Goodwill And Intangible Assets [Line Items]
Concession Fee Per Square Meter										300	MOP$ 2,500
One To Three Years [Member]
Goodwill And Intangible Assets [Line Items]
Concession Fee Per Square Meter										90.00	MOP$ 750
Altira Casino [Member]
Goodwill And Intangible Assets [Line Items]
Area of Land | m²																	17,128.8
City of Dreams Casino [Member]
Goodwill And Intangible Assets [Line Items]
Area of Land | m²																	31,227.3
Studio City Casino [Member]
Goodwill And Intangible Assets [Line Items]
Area of Land | m²																	28,784.3
Gaming Concession Agreement [Member]
Goodwill And Intangible Assets [Line Items]
Finite lived intangible assets, gross															$ 239,588,000	MOP$ 1,934,035,000
Financial liability															$ 239,588,000	MOP$ 1,934,035,000
Fixed annual premium			$ 3,729,000	MOP$ 30,000,000
Gaming Concession Agreement [Member] | Electronic Gaming Machine [Member]
Goodwill And Intangible Assets [Line Items]
Minimum number of electronic gaming machines | ElectronicGamingMachines			1,000	1,000
Gaming Concession Agreement [Member] | Gaming Table [Member]
Goodwill And Intangible Assets [Line Items]
Minimum number of tables | Table			500	500
Cyprus License Agreement [Member]
Goodwill And Intangible Assets [Line Items]
Exclusive period commenced at the start of the license term						15 years	15 years
Maximum number of satellite casino premises granted | Casino						4	4
License term						30 years	30 years
Cyprus License Agreement [Member] | After completion of the first eight years [Member]
Goodwill And Intangible Assets [Line Items]
Maximum increase in annual license fee compared to license fee paid annually during the previous four-year period						20.00%	20.00%
Duration that the license fee may be reviewed periodically						4 years	4 years
Minimum annual license fee	$ 5,535,000	€ 5,000				$ 5,535,000	€ 5,000
Cyprus License Agreement [Member] | Temporary Casino And Integrated Casino Resort [Member] | Second Four Years [Member]
Goodwill And Intangible Assets [Line Items]
Annual license fee						5,535,000	5,000
Cyprus License Agreement [Member] | Temporary Casino And Integrated Casino Resort [Member] | First Four Years [Member]
Goodwill And Intangible Assets [Line Items]
Annual license fee						$ 2,767,000	€ 2,500
Cyprus License Agreement [Member] | Three operating satellite casinos [Member]
Goodwill And Intangible Assets [Line Items]
Annual license fee	2,214,000	€ 2,000
Proprietary rights [Member]
Goodwill And Intangible Assets [Line Items]
Finite lived intangible assets, gross										11,922,000		11,926,000
Finite-lived Intangible Assets Acquired					$ 12,000,000
Finite-Lived Intangible Asset, Useful Life					10 years
Cyprus License [Member]
Goodwill And Intangible Assets [Line Items]
Finite lived intangible assets, gross	73,928,000									75,307,000		0		€ 68,031
Financial liability	$ 73,059,000													€ 67,231
Concession [Member]
Goodwill And Intangible Assets [Line Items]
Finite lived intangible assets, gross										$ 209,934,000		$ 0
Finite-Lived Intangible Asset, Useful Life										10 years